Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales (note 21)	$ 229,650	$ 174,346	$ 72,431
Cost of sales	24,723	20,240	22,393
Gross profit	204,927	154,106	50,038
Selling, general and administrative expenses (including rent expenses incurred to a related party of 2018 - $810, 2017 - $793, 2016 - $807) (note 11(b))	137,003	87,365	41,980
Provision for doubtful accounts	820	934	1,412
Research and development expenses	21,910	20,489	12,648
Loss on disposal of property, plant and equipment (note 8)	75	42	478
Government grants recognized in income	(197)	(141)	(6,984)
Total operating expenses	159,611	108,689	49,534
Operating income	45,316	45,417	504
Interest and financing expenses – (including interest expenses incurred to a related party, 2018 - $453, 2017 - $262, 2016 - $176) (note 11(a))	(1,070)	(1,569)	(1,729)
Interest income	2,016	1,183	731
Other income, net	321	13	100
Income (loss) from continuing operations before income taxes	46,583	45,044	(394)
Income tax expense (note 13)	(10,472)	(8,339)	(2,664)
Income (loss) from continuing operations	36,111	36,705	(3,058)
Income from discontinued operations, net of tax of nil (note 3)	0	0	2,338
Net income (loss)	36,111	36,705	(720)
Less: (Income) loss attributable to non-controlling interests	(14,329)	(10,898)	124
Net income (loss) attributable to shareholders of Sinovac	21,782	25,807	(596)
Income (loss) from continuing operations	36,111	36,705	(3,058)
Income (loss) from discontinued operations	0	0	2,338
Comprehensive income (loss)	25,115	44,803	(9,563)
Less: comprehensive (income) loss attributable to non-controlling interests	(12,507)	(12,089)	953
Comprehensive income (loss) attributable to shareholders of Sinovac	$ 12,608	$ 32,714	$ (8,610)
Basic net income (loss) per share:
Continuing operations	$ 0.34	$ 0.45	$ (0.05)
Discontinued operations	0	0	0.04
Basic net income (loss) per share	0.34	0.45	(0.01)
Diluted net income (loss) per share:
Continuing operations	0.34	0.45	(0.05)
Discontinued operations	0	0	0.04
Diluted net income (loss) per share	$ 0.34	$ 0.45	$ (0.01)
Weighted average number of shares of common stock outstanding
– Basic	64,727,146	57,033,816	56,949,083
– Diluted	64,977,554	57,101,191	56,949,083
Continuing Operations
Foreign currency translation adjustments	$ (10,996)	$ 8,098	$ (8,843)
Comprehensive income (loss)	$ 25,115	44,803	(11,901)
Discontinued Operations
Foreign currency translation adjustments		0	0
Comprehensive income (loss)		$ 0	$ 2,338